Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income [Abstract]
Provisions	$ 2,588,564
Provisions of shared-based payment reserves	$ 536,366	$ 2,214,795